Summary of Restricted Stock Units Activity (Detail) - Restricted Stock and Stock Units	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of restricted stock and stock units
Outstanding at beginning of period | shares	825,000
Granted | shares	618,500
Paid | shares	(250,000)
Forfeited | shares	(61,355)
Outstanding at end of period | shares	1,132,145
Weighted-average ordinary fair value per share at grant date
Beginning Balance | $ / shares	$ 19.95
Granted | $ / shares	21.98
Paid | $ / shares	19.87
Forfeited | $ / shares	14.76
Ending Balance | $ / shares	$ 21.22